CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained earnings [Member]
Balance at Dec. 31, 2011	$ 857,091	$ 79,125	$ 61,670	$ 548,354	$ (62,004)	$ (24,737)	$ 254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	100,000	100,000
Shares issued	685	100	585
Loan advanced for share subscription	(685)	(100)	(585)
Amortization of stock based compensation	156		156
Payments in lieu of issuing shares	0		0
Issuance of convertible bonds, net of issue costs	0		0
Amortization of deferred equity contributions	2,679			2,679
Loss on hedging financial instruments reclassified into earnings	13				13
Fair value adjustments to hedging financial instruments	10,676				5,703	4,973
Fair value adjustments to available for sale securities	697				697
Other comprehensive income/(loss)	34				34
Net income	38,952						38,952
Dividends declared	(23,737)						(23,737)
Balance at Mar. 31, 2012	886,561	79,125	61,826	551,033	(55,557)	(19,764)	269,898
Balance (in shares) at Mar. 31, 2012	79,225,000	79,225,000
Balance at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	6,100,000	6,100,000
Shares issued	89,596	6,100	83,496
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	569		569
Payments in lieu of issuing shares	(1,477)		(1,477)
Issuance of convertible bonds, net of issue costs	0		0
Amortization of deferred equity contributions	13,018			13,018
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments	1,154				(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other comprehensive income/(loss)	67				67
Net income	185,836						185,836
Dividends declared	(152,009)						(152,009)
Balance at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	25,000	25,000
Shares issued	79	25	54
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	93		93
Payments in lieu of issuing shares	0		0
Issuance of convertible bonds, net of issue costs	20,756		20,756
Amortization of deferred equity contributions	3,998			3,998
Loss on hedging financial instruments reclassified into earnings	502				502
Fair value adjustments to hedging financial instruments	9,146				7,093	2,053
Fair value adjustments to available for sale securities	247				247
Other comprehensive income/(loss)	(38)				(38)
Net income	32,378						32,378
Dividends declared	0						0
Balance at Mar. 31, 2013	$ 1,061,929	$ 85,250	$ 165,161	$ 565,370	$ (71,617)	$ (3,123)	$ 320,888
Balance (in shares) at Mar. 31, 2013	85,250,000	85,250,000